Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity - Schedule of Issuance of Preferred Stock Warrants Using Black Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Issuance Of Preferred Stock Warrants Using Black Scholes Option Pricing Model Using Following Assumption [Line Items]
Expected life	5 years 5 months 19 days	6 years 3 days
Dividend rate	0.00%	0.00%
Fair value per share of preferred stock	$ 12.6	$ 30.52
Preferred Warrants [Member]
Schedule Of Issuance Of Preferred Stock Warrants Using Black Scholes Option Pricing Model Using Following Assumption [Line Items]
Risk-free interest rate	1.74%
Risk-free interest rate	2.37%
Expected life	10 years
Dividend rate	0.00%
Volatility	33.00%
Volatility	59.00%
Preferred Warrants [Member] | Maximum [Member]
Schedule Of Issuance Of Preferred Stock Warrants Using Black Scholes Option Pricing Model Using Following Assumption [Line Items]
Fair value per share of preferred stock	$ 16.52
Preferred Warrants [Member] | Minimum [Member]
Schedule Of Issuance Of Preferred Stock Warrants Using Black Scholes Option Pricing Model Using Following Assumption [Line Items]
Fair value per share of preferred stock	$ 15.4